May 8, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  WRL Series Fund, Inc. - Growth Portfolio
          File No. 33-507

Dear Commissioners:

     On behalf of the Growth Portfolio (the "Portfolio") of the WRL Series Fund, Inc. (the "Fund") we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for the Portfolio dated May 1, 1998 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 22, 1998 via EDGAR.

                                            Sincerely,


                                            /s/ Priscilla I. Hechler
                                            Priscilla I. Hechler
                                            Assistant Vice President
                                            and Assistant Secretary

cc:  Thomas E. Pierpan, Esq.
     Kimberly J. Smith, Esq.